UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                  (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Item 1. REPORTS TO STOCKHOLDERS.

Annual Reports are included here.  Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have an annual report to include here.

Annual Report 2014
March 31, 2014

Crescent Large Cap Macro Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crescent Large Cap Macro Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Crescent Large Cap Macro Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Crescent Large Cap Macro Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Crescent Large Cap Macro Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: investment advisor risk, investment strategy risk, growth securities risk, large-cap company risk, management style risk, market risk, new fund risk, risks related to investing in other investment companies, and sector risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about May 30, 2014.

For More Information on Your Crescent Large Cap Macro Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 800-773-3863.

1

P.O. Box 3181
Greenwood, SC 29648
877-369-5390
www.thecrescentfunds.com

May 5, 2014

Dear Fellow Shareholders of the Crescent Large Cap Macro Fund:

Enclosed for your review is the Annual Report for the Crescent Large Cap Macro Fund (the “Fund”) for the fiscal year ending March 31, 2014.  I hope this letter finds you well and enjoying a pleasant 2014 so far.  While I have enjoyed the occasional snow shower this winter, personally I am more than ready for spring and warmer weather.  The U.S. economy feels the same way, as a relatively strong close to 2013 gave way to weaker data for the domestic economy, as one storm after another slammed the east coast in January and February.  In fact, this has been the coldest winter in 20 years.  The weather-related impact on economic growth is difficult to quantify, but clearly there are costs associated with these storms as shipments get delayed, flights cancelled, and construction projects pushed back.   Our belief is that as the weather begins to thaw this spring, so will the deep-freeze on our economic statistics.  However, given the extended winter, we may have to wait until May to determine if we are correct.  The performance for the fiscal year ended March 31, 2014 is shown in the table below.  As a reminder, our goal with the Fund is to participate in the upside of the market while providing downside protection during periods of market volatility.  We attempt to do this by indentifying broad investment themes in the marketplace and allocating the portfolio among various economic sectors and industry groups that we believe will perform the best given prevailing macro-economic conditions both in the U.S. and globally, as well as our expectations as to future economic conditions.   We also tactically utilize cash to hedge downside risk during periods of market volatility.

Average Annual Total Returns
Period Ended March 31, 2014	One Year	Since Inception1	Net Expense Ratio2	Gross Expense Ratio3
Crescent Large Cap Macro Fund – Institutional Class Shares	21.02%	18.93%	1.27%	1.59%
S&P 500 Index4	21.86%	23.37%	N/A	N/A
Russell 1000 Growth Index4	21.19%	20.80%	N/A	N/A

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at 800-773-3863. Fee waivers and expense reimbursements have positively impacted Fund performance. The performance information presented is not inclusive of sales charges and if adjusted for sales charges, performance quoted would be reduced.

1The Fund’s Inception date is December 15, 2011.

2The net expense ratio reflects a contractual expense limitation that continues through July 31, 2014.   Thereafter, the expense limitation may be changed or terminated at any time.   Performance would have been lower without this expense limitation.

3Gross expense ratio is from the Fund’s prospectus dated July 29, 2013.

4You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

2

Quarterly Review and Outlook

The story of the stock market during the first quarter of 2014 – “is a tale told by an idiot, full of sound and fury, signifying nothing.”  I like the last part of that quote, not crazy about the “idiot” reference.  After all, frequent readers of this letter will recognize that I have gone from quoting Prince and Pink Floyd to Shakespeare this time around.  “How about a little something, you know, for the effort, you know?”  (And there’s a Caddyshack reference for you as well).  On to the markets.

Focusing on the first quarter ended March 31, 2014, the S&P 500 and Russell 1000 Growth indices ended up +1.81% and +1.12%, respectively, including dividends.  A late drop in the quarter caused small-cap stocks, as measured by the Russell 2000 Index, to lag slightly but still managed +1.12% for the quarter.  Overseas equities started the year out strong but faltered late, ending up just +0.84% for the quarter (as measured by the EAFE Index).  Despite a late quarter rally, emerging markets again rounded out the bottom, falling -0.53% for the same period (using the MSCI Emerging Market Index) due to concerns about slowing growth in those markets.

Sector performance was frankly all over the map during the quarter, rotating back and forth between defensive and cyclical sectors of the market.   When it was all said and done, Utilities pulled a worst-to-first and came in at the top, rising over +9.5% for the quarter.  Despite a late quarter swoon, Healthcare came in second (+5.8%), followed by Materials and Financials, each up over +2.5%.  Technology, Energy, Consumer Staples and Industrials all ended up for the period as well.  Telecom (-0.4%) and Consumer Discretionary (-2.8%) were the two losers for the quarter.  Utilities, a typically defensive sector, was certainly aided by the surprising fall in interest rates for the quarter (more on this in John Wiseman’s Bond Market notes).  Materials and Financials on the other hand are generally associated with a stronger economic growth environment.  It’s as if the Bulls and Bears fought to a near draw over the opening 3 rounds (months) of the year.  The Bears took January, Bulls February and March was a toss-up.  Ding, ding – here comes round 4 (and Bulls have early lead).

We ended 2013 with some trepidation regarding the elevated level of investor sentiment in the market.  While the gyrations of the first quarter have cooled these readings somewhat, they remain above normal, perhaps requiring some more time (and volatility) to settle down to more reasonable levels.  The economic disruptions from the “winter of our discontent” notwithstanding (that’s from Shakespeare’s Richard III for those keeping score at home), we still have a positive outlook for the U.S. economy for the remainder of the year, and therefore still hold the view that the stock market will end higher from current levels.  Nevertheless, given the variety of geopolitical events popping up around the world, we remain Non Incautus Futuri.  This is the motto for my alma mater, Washington & Lee University, and it means Not Unmindful of the Future.  After four years of Latin in high school, this is the first time I think I’ve used it.  Ms. Fineout would be proud.

We appreciate your support of the Crescent Funds and I invite any current or prospective shareholders to call or email me directly to discuss the Crescent Large Cap Macro Fund and our investment approach.

Sincerely,

Walter B. Todd, III
Greenwood Capital Associates, LLC
Advisor to the Crescent Funds

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

3

Crescent Large Cap Macro Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P 500 Total Return Index and the Russell 1000 Growth Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
March 31, 2014	Year	Inception	Date	Ratio*
Institutional Class Shares	21.02%	18.93%	12/15/11	1.59%
Russell 1000 Growth Index	21.19%	20.80%	N/A	N/A
S&P 500 Total Return Index	21.86%	23.37%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated July 29, 2013.
Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

4

Crescent Large Cap Macro Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from December 27, 2011 (Date of Initial Public Investment) to March 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment ($9,600 after maximum sales load of 4.00%) and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P 500 Total Return Index and the Russell 1000 Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
March 31, 2014	Year	Inception	Date	Ratio*
Advisor Class Shares - No Sales Load	20.65%	18.94%	12/27/11	1.86%
Advisor Class Shares - 4.00% Maximum Sales Load	16.36%	16.81%	12/27/11	1.86%
Russell 1000 Growth Index	21.19%	17.70%	N/A	N/A
S&P 500 Total Return Index	21.86%	21.55%	N/A	N/A
* The gross expense ratio shown is from the Fund's prospectus dated July 29, 2013.
Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

5

Crescent Large Cap Macro Fund

Schedule of Investments

As of March 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 99.56%

Consumer Discretionary - 15.22%
	CBS Corp.	5,700	$352,260
	Comcast Corp.	3,535	176,891
	Delphi Automotive PLC	4,150	281,619
	General Motors Co.	4,575	157,471
	Lowe's Cos., Inc.	6,200	303,180
	NIKE, Inc.	3,600	265,896
	Starbucks Corp.	3,650	267,837
	The Home Depot, Inc.	2,900	229,477
	The Walt Disney Co.	5,700	456,399
	Twenty-First Century Fox, Inc.	9,350	298,920
			2,789,950
Consumer Staples - 6.23%
	Mondelez International, Inc.	6,900	238,395
	PepsiCo, Inc.	3,300	275,550
	The Coca-Cola Co.	7,000	270,620
	Walgreen Co.	5,420	357,883
			1,142,448
Energy - 7.08%
*	Continental Resources, Inc.	1,950	242,326
	Noble Energy, Inc.	5,350	380,064
	Pioneer Natural Resources Co.	2,075	388,316
	Schlumberger Ltd.	2,950	287,625
			1,298,331
Financials - 14.01%
	American Express Co.	3,325	299,350
	Bank of America Corp.	27,965	480,998
	BlackRock, Inc.	1,100	345,928
	JPMorgan Chase & Co.	6,425	390,062
	SunTrust Banks, Inc.	9,295	369,848
	The Charles Schwab Corp.	10,785	294,754
	Wells Fargo & Co.	7,800	387,972
			2,568,912

Health Care - 11.20%
*	Alexion Pharmaceuticals, Inc.	1,045	158,976
	AmerisourceBergen Corp.	2,725	178,733
	Amgen, Inc.	1,490	183,777
*	Gilead Sciences, Inc.	2,320	164,395
	Johnson & Johnson	5,700	559,911
*	Mylan, Inc.	5,325	260,020

			(Continued)

6

Crescent Large Cap Macro Fund

Schedule of Investments

As of March 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - (continued)

Health Care - (continued)
	Pfizer, Inc.	11,200	$359,743
μ	Roche Holding AG	5,000	188,600
			2,054,155
Industrials - 19.98%
	Caterpillar, Inc.	2,000	198,740
	Cummins, Inc.	1,290	192,197
	Eaton Corp PLC	3,700	277,944
	Emerson Electric Co.	5,300	354,040
	Fluor Corp.	3,500	272,055
	General Electric Co.	10,800	279,612
	Honeywell International, Inc.	3,900	361,764
	Pentair Ltd.	3,450	273,723
	Precision Castparts Corp.	900	227,484
	Rockwell Automation, Inc.	1,595	198,657
	Union Pacific Corp.	2,100	394,086
*	United Continental Holdings, Inc.	6,045	269,788
	United Parcel Service, Inc.	3,705	360,793
			3,660,883
Information Technology - 22.49%
*	Adobe Systems, Inc.	4,600	302,404
	Apple, Inc.	1,100	590,414
	Automatic Data Processing, Inc.	3,240	250,322
*	Google, Inc.	650	724,431
	Intel Corp.	7,210	186,119
	MasterCard, Inc.	3,610	269,667
	Microsoft Corp.	10,150	416,049
	QUALCOMM, Inc.	4,975	392,329
*	Salesforce.com, Inc.	3,550	202,669
	TE Connectivity Ltd.	3,105	186,952
	Texas Instruments, Inc.	6,575	310,077
*	VMware, Inc.	2,695	291,114
			4,122,547
Materials - 3.35%
	LyondellBasell Industries NV	2,300	204,562
	Monsanto Co.	1,300	147,901
	The Dow Chemical Co.	5,400	262,386
			614,849

	Total Common Stocks (Cost $14,680,877)		18,252,075

			(Continued)

7

Crescent Large Cap Macro Fund

Schedule of Investments

As of March 31, 2014
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 0.41%
§	Federated Prime Obligations Fund, 0.02%	75,758	$75,758

Total Short-Term Investment (Cost $75,758)			75,758

Total Value of Investments (Cost $14,756,635) - 99.97%			$18,327,833

Other Assets Less Liabilities - 0.03%			5,180

Net Assets - 100.00%			$18,333,013

* Non-income producing investment	μ	American Depositary Receipt
§ Represents 7 day effective yield

The following acronyms are used in this portfolio:
AG - Switzerland security		PLC - Public Limited Company
NV - Netherlands security

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	15.22%	$2,789,950
Consumer Staples	6.23%	1,142,448
Energy	7.08%	1,298,331
Financials	14.01%	2,568,912
Health Care	11.20%	2,054,155
Industrials	19.98%	3,660,883
Information Technology	22.49%	4,122,547
Materials	3.35%	614,849
Short-Term Investment	0.41%	75,758
Other Assets Less Liabilities	0.03%	5,180
Total	100.00%	$18,333,013

See Notes to Financial Statements

8

Crescent Large Cap Macro Fund

Statement of Assets and Liabilities

As of March 31, 2014

Assets:
Investments, at value (cost $14,756,635)	$18,327,833
Receivables:
Fund shares sold	2,493
Dividends and interest	19,710
Prepaid expenses
Fund accounting fees	2,721
Administration fees	1,723
Registration and filing fees	1,044
Compliance fees	500

Total assets	18,356,024

Liabilities:
Cash Overdraft	100
Accrued expenses
Professional fees	13,132
Advisory fees	5,899
Other operating expenses	1,000
Printing fees	850
Distribution and service fees - Advisor Class Shares	714
Custody fees	616
Transfer agent fees	350
Securities pricing fees	250
Trustee fees and meeting expenses	100

Total liabilities	23,011

Net Assets	$18,333,013

Net Assets Consist of:
Paid in Interest	$13,560,308
Undistributed net investment income	82,151
Accumulated net realized gain on investments	1,119,356
Net unrealized appreciation on investments	3,571,198

Net Assets	$18,333,013

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,044,499
Net Assets	$14,853,797
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$14.22

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	245,302
Net Assets	$3,479,216
Net Asset Value and Redemption Price Per Share (a)	$14.18
Offering Price Per Share ($14.18 ÷ 96.00%)	$14.77
(a)	The fund charges a 1% redemption fee on redemptions made within 60 days of initial purchase.

See Notes to Financial Statements

9

Crescent Large Cap Macro Fund

Statement of Operations

For the Year ended March 31, 2014

Investment Income:
Dividends (net of foreign taxes $3,747)	$309,248

Total Investment Income	309,248

Expenses:
Advisory fees (note 2)	105,069
Administration fees (note 2)	24,026
Transfer agent fees (note 2)	27,956
Fund accounting fees (note 2)	34,750
Professional fees	13,000
Compliance service fees (note 2)	10,500
Trustee fees and meeting expenses	10,000
Other operating expenses	9,017
Distribution and service fees - Advisor Class Shares (note 3)	8,237
Securities pricing fees	5,910
Custody fees (note 2)	5,892
Legal fees	2,872
Registration and filing expenses	2,835
Registration and filing administration fees (note 2)	2,016

Total Expenses	262,080

Advisory fees waived (note 2)	(34,982)

Net Expenses	227,098

Net Investment Income	82,150

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	1,671,860
Net change in unrealized appreciation on investments	1,575,020

Net Realized and Unrealized Gain on Investments	3,246,880

Net Increase in Net Assets Resulting from Operations	$3,329,030

See Notes to Financial Statements

10

Crescent Large Cap Macro Fund

Statements of Changes in Net Assets

For the Year ended March 31,			2014	2013

Operations:
Net investment income			$82,150	$97,717
Net realized gain from investment transactions			1,671,860	85,439
Net change in unrealized appreciation on investments			1,575,020	1,222,491
Net Increase in Net Assets Resulting from Operations			3,329,030	1,405,647
Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(76,759)	(14,622)
Advisor Class Shares			(10,386)	(733)
Net realized gain from investment transactions
Institutional Class Shares			(514,859)	(55,912)
Advisor Class Shares			(114,036)	(17,401)
Decrease in Net Assets Resulting from Distributions			(716,040)	(88,668)
Beneficial Interest Transactions:
Shares sold			2,163,827	9,262,931
Reinvested dividends and distributions			634,476	81,394
Shares repurchased			(3,633,962)	(4,442,724)
(Decrease) Increase in Beneficial Interest Transactions			(835,659)	4,901,601

Net Increase in Net Assets			1,777,331	6,218,580
Net Assets:
Beginning of Year			16,555,682	10,337,102
End of Year			$18,333,013	$16,555,682
Undistributed Net Investment Income			$82,151	$87,146

	Year Ended		Year Ended
Share Information:	March 31, 2014		March 31, 2013
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	138,806	$1,842,181	795,426	$8,864,751
Reinvested dividends and distributions	37,539	510,054	5,640	63,261
Shares repurchased	(235,446)	(3,120,246)	(226,752)	(2,562,905)
Net Decrease in Capital Shares	(59,101)	$(768,011)	574,314	$6,365,107
Outstanding, Beginning of Year	1,103,600	11,952,891	529,286	5,587,784
Outstanding, End of Year	1,044,499	$11,184,880	1,103,600	$11,952,891

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	24,696	$321,646	36,748	$398,180
Reinvested dividends and distributions	9,204	124,421	1,617	18,133
Shares repurchased	(38,673)	(513,715)	(170,262)	(1,879,819)
Net Decrease in Capital Shares	(4,773)	$(67,648)	(131,897)	$(1,463,506)
Outstanding, Beginning of Year	250,075	2,443,076	381,972	3,906,582
Outstanding, End of Year	245,302	$2,375,428	250,075	$2,443,076

See Notes to Financial Statements

11

Crescent Large Cap Macro Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class
fiscal years or periods ended March 31,	2014	2013	2012 (f)

Net Asset Value, Beginning of Period	$12.23	$11.35	$10.00

Income from Investment Operations
Net investment income	0.07	0.06	0.01
Net realized and unrealized gain on investments	2.47	0.88	1.34

Total from Investment Operations	2.54	0.94	1.35

Less Distributions:
From net investment income	(0.07)	(0.01)	-
From net realized gains from investment transactions	(0.48)	(0.05)	-

Total Distributions	(0.55)	(0.06)	-

Net Asset Value, End of Period	$14.22	$12.23	$11.35

Total Return (c)(d)	21.02%	8.35%	13.50%	(b)

Net Assets, End of Period (in thousands)	$14,854	$13,503	$6,006

Average Net Assets for the Period (in thousands)	$14,217	$12,295	$3,620

Ratios of:
Gross Expenses to Average Net Assets (e)	1.45%	1.57%	3.39%	(a)
Net Expenses to Average Net Assets (e)	1.25%	1.25%	1.22%	(a)
Net Investment Income to Average Net Assets	0.52%	0.67%	0.39%	(a)

Portfolio turnover rate	71.58%	88.87%	25.95%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment)
to March 31, 2012.

See Notes to Financial Statements			(Continued)

12

Crescent Large Cap Macro Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class
fiscal years or periods ended March 31,	2014	2013		2012 (f)

Net Asset Value, Beginning of Period	$12.21	$11.34		$10.00

Income from Investment Operations
Net investment income	0.04	0.06		-
Net realized and unrealized gain on investments	2.45	0.86		1.34

Total from Investment Operations	2.49	0.92		1.34

Less Distributions:
From net investment income	(0.04)	0.00	(g)	-
From net realized gains from investment transactions	(0.48)	(0.05)		-

Total Distributions	(0.52)	(0.05)		-

Net Asset Value, End of Period	$14.18	$12.21		$11.34

Total Return (c)(d)	20.65%	8.17%		13.40%	(b)

Net Assets, End of Period (in thousands)	$3,479	$3,053		$4,331

Average Net Assets for the Period (in thousands)	$3,295	$3,734		$4,074

Ratios of:
Gross Expenses to Average Net Assets (e)	1.70%	1.84%		3.57%	(a)
Net Expenses to Average Net Assets (e)	1.50%	1.50%		1.49%	(a)
Net Investment Income to Average Net Assets	0.27%	0.43%		0.06%	(a)

Portfolio turnover rate	71.58%	88.87%		25.95%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment)
to March 31, 2012.
(g) Actual amount is less than $0.01 per share.

See Notes to Financial Statements

13

Crescent Large Cap Macro Fund

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The Crescent Large Cap Macro Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The investment objective of the Fund is capital appreciation.  The Fund seeks to achieve its investment objective by investing at least 80% of net assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as “large-cap” companies.  Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an initial sales charge of 4.00% of the offering price, as well as distribution plan fees, which is further discussed in Note 3. Both share classes are subject to redemption fees within 60 days of the issuance of such shares of 1.00%. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)
14

Crescent Large Cap Macro Fund

Notes to Financial Statements

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2014 for the Fund’s assets measured at fair value:

Crescent Large Cap Macro Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$18,252,075	$18,252,075	$-	$-
Short-Term Investment	75,758	75,758	-
Total Assets	$18,327,833	$18,327,833	$-	$-

*Refer to Schedule of Investments for breakdown by Industry.
(a) The fund had no transfers into or out of Level 1, 2, or 3 during the year ended March 31, 2014.  The Fund recognizes transfers into and out of the fund at the end of each period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

(Continued)
15

Crescent Large Cap Macro Fund

Notes to Financial Statements

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until the last day of July 2014.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.60% of the Fund’s average daily net assets.  For the year ended March 31, 2014, $105,069 in advisory fees were incurred by the Fund, of which $34,982 were waived by the Advisor.

Administrator
The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,750	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
Over $1 billion	0.040%

The fund incurred $24,026 of administration fees for the fiscal year ended March 31, 2014.

Compliance Services
Nottingham Compliance Services, LLC, a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.

In January 2014, Cipperman Compliance Services, LLC assumed providing services as the Trust’s Chief Compliance Officer.

(Continued)
16

Crescent Large Cap Macro Fund

Notes to Financial Statements

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 for each additional class.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Advisor Class Shares may incur certain expenses, which may not exceed 0.25% per annum of the Advisor Class Shares’ average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Advisor Class or support servicing of shareholder accounts.  For the year ended March 31, 2014, $8,237 in fees were incurred and paid by the Fund.

4.	Purchases and Sales of Investment Securities

For the year ended March 31, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Year Ended	Purchases of Securities	Proceeds from Sales of Securities
March 31, 2014	$12,181,625	$13,038,855

There were no long-term purchases or sales of U.S Government Obligations during the year ended March 31, 2014.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

The Fund has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of March 31, 2014, open taxable years consisted of the taxable year / period ended March 31, 2012 through March 31, 2014. No examination of the Fund’s tax returns is currently in progress.

Reclassifications to paid-in interest relate primarily to differing book/tax treatment of ordinary net investment losses.  For the year ended March 31, 2014, there were no reclassifications necessary.

(Continued)
17

Crescent Large Cap Macro Fund

Notes to Financial Statements

Distributions during the fiscal year ended were characterized for tax purposes as follows:

	March 31, 2013	March 31, 2014
Ordinary Income	$ 88,668	$492,411
Long-term capital gain	-	223,629

At March 31, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$14,756,635
Unrealized Appreciation	$3,663,612
Unrealized Depreciation	(92,414)
Net Unrealized Appreciation	3,571,198
Undistributed Ordinary Income	198,002
Accumulated Realized Gains	1,003,505

Distributable Earnings	$4,772,705

6.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Subsequent Events

Accounting principles generally accepted in the United States of America require the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

18

REPORT OF INDEPENDENT  REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders  of Crescent  Large Cap Macro Fund
and the Board of Trustees of Starboard Investment Trust

We have audited the accompanying statement of assets and liabilities  of the Crescent Large Cap Macro Fund (the "Fund"), a series of shares of beneficial  interest in the Starboard Investment Trust, including the schedule of investments, as of March 31, 2014,  the statement  of operations for the year then ended, the statements of changes in net assets and financial  highlights for each of the years in the two-year period then ended.   These financial statements and financial highlights  are the responsibility  of the Fund’s management.   Our responsibility  is to express an opinion  on these financial statements  and financial  highlights  based on our audits.   The financial highlights for each of the periods presented in the period ended March 31, 2012  have been audited  by other auditors, whose report dated May 25, 2012,  expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting  Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial  statements and financial  highlights are free of material misstatement.   An audit  includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation  of securities owned as of March 31, 2014  by correspondence with the custodian. An audit  also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial  statement  presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial  position  of the Crescent Large Cap Macro Fund as of March 31, 2014,  and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
May 28, 2014

19

Crescent Large Cap Macro Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions paid to shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended March 31, 2014.

During the fiscal year, the Fund paid a long-term capital gain distribution of $223,629.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)
20

Crescent Large Cap Macro Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,117.00	$6.48
	$1,000.00	$1,018.81	$6.18
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Advisor Class Shares	Beginning Account Value October 1, 2013	Ending Account Value March, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,116.80	$7.79
	$1,000.00	$1,017.57	$7.43
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.	Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $2,000 during the fiscal year ended March 31, 2014 from the Fund for their services to the Fund and Trust.

(Continued)
21

Crescent Large Cap Macro Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jack E. Brinson Age: 81	Independent Trustee	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	23
Independent Trustee of Brown Capital Management Mutual Funds for its three series, Gardner Lewis Investment Trust for its two series, Hillman Capital Management Investment Trust for its one series, and  Centaur Mutual Funds Trust for its one series (all registered investment companies); previously, Independent Trustee of Giordano Investment Trust for its one series during 2011, and New Providence Investment Trust for its one series from inception until 2011 (all registered investment companies).

Michael G. Mosley Age: 61	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	23	None.
Theo H. Pitt, Jr. Age: 78	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	23
Independent Trustee of World Funds Trust for its two series, Gardner Lewis Investment Trust for its two series, Hanna Investment Trust for its one series, and Hillman Capital Management Investment Trust for its one series (all registered investment companies); previously, Independent Trustee of NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Centaur Mutual Funds Trust for its one series from 2004 to 2009 (all registered investment companies).

(Continued)
22

Crescent Large Cap Macro Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James H. Speed, Jr. Age: 61	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	23
Independent Trustee of the following Brown Capital Management Mutual Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Centaur Mutual Funds Trust for its one series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp;  previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 54	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	23	None.
Other Officers
J. Philip Bell Age: 60 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	President (Crescent Funds)	Since 10/11	President and Chief Compliance Officer of Greenwood Capital Associates, LLC (advisor to the Crescent Funds) since 1985.	n/a	n/a
Walter B. Todd III Age: 42 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	Treasurer (Crescent Funds)	Since 7/13	Chief Investment Officer of Greenwood Capital Associates, LLC (advisor to the Crescent Funds) since 2002.	n/a	n/a
Katherine M. Honey Age: 40	Secretary	Since 10/13	EVP of The Nottingham Company since 2008.	n/a	n/a
Martin W. Dziura Age: 54	Chief Compliance Officer	Since 1/14	Managing Director for Cipperman Compliance Services, LLC	n/a	n/a

23

Crescent Large Cap Macro Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Greenwood Capital Associates, LLC
116 South Franklin Street	Greenwood Building, 5th Floor
Post Office Drawer 4365	Post Office Box 3181
Rocky Mount, North Carolina 27803	Greenwood, South Carolina 29648

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Annual Report 2014
March 31, 2014

Crescent Strategic Income Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crescent Strategic Income Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Crescent Strategic Income Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Crescent Strategic Income Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Crescent Strategic Income Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Government debt markets may be illiquid or disrupted, inflation risk, interest rate and credit risk, investment advisor risk, investment-grade securities risk, lower-rated securities or “junk bonds” risk, maturity risk, risks of investing in municipal securities, market risk, new fund risk, risks of investing in corporate debt securities, sector risk, preferred stock risk, convertible securities risk, warrants risk, and risks related to investing in other investment companies. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about May 30, 2014.

For More Information on Your Crescent Strategic Income Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 800-773-3863.

P.O. Box 3181
Greenwood, SC 29648
877-369-5390
www.thecrescentfunds.com

April 21, 2014

Dear Fellow Shareholders of the Crescent Strategic Income Fund:

Enclosed for your review is the Annual Report for the Crescent Strategic Income Fund (the “Fund”) for the fiscal year ended March 31, 2014.  As mentioned in our semi-annual letter in November, the first half of this fiscal year was challenging for fixed income markets as rates moved higher.  This started with a better than expected April Labor Department employment report released on May 3, 2013 followed by the testimony of then-Federal Reserve Chairman Ben Bernanke to the Congressional Joint Economic Committee in which he stated during the Q&A that “if we see continued improvement…in the next few meetings we could take a step down in our pace of purchases.”  This caught markets off guard.  Additional pressure to fixed income markets came from the first significant outflows from bond mutual funds in many years.  As the period progressed, economic data turned weaker and confidence waned due to political wrangling over the debt ceiling which led to the shutdown of the government.  This supported rates.  Additionally, the Federal Open Market Committee (FOMC) decided at its September meeting to keep intact its quantitative easing stimulus plan of purchasing $85 billion per month in Treasury bonds and Mortgage-backed securities.  Many market participants thought there would be a reduction in their monthly purchase amount.  Beginning with its December meeting, the FOMC decided to reduce the stimulus plan by $10 billion per month and has maintained that stance at subsequent meetings.

In general, corporate bonds outperformed government bonds for the period.  The Fund’s overweight to the credit sector was a positive as credit spreads narrowed.  Additionally, the Fund’s preference for lower duration securities was beneficial.  Corporate bonds in the financial sector significantly outperformed industrial and utility bonds.  The Fund had a slight underweight to the financial sector.  The performance for period ended March 31, 2014, is shown below.  As a reminder, our process revolves around an active strategy of duration management, sector rotation, and credit selection.  We also use a small percentage of fixed income related strategies for tactical opportunities.  The objective of the Fund is total return consistent with preservation of capital.

Period Ended March 31, 2014	One Year	Since Inception1	Net Expense Ratio2	Gross Expense Ratio3
Crescent Strategic Income Fund – Institutional Class Shares	0.14%	1.47%	0.95%	1.66%
Barclays Intermediate Government/Credit Index 4	(0.12)%	1.84%	N/A	N/A

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at (800) 773-3863. Fee waivers and expense reimbursements have positively impacted Fund performance. The performance information presented is not inclusive of sales charges and if adjusted for sales charges, performance quoted would be reduced.

1The Fund’s Inception date is December 15, 2011.

2The net expense ratio reflects a contractual expense limitation that continues through July 31, 2014.   Thereafter, the expense limitation may be changed or terminated at any time.   Performance would have been lower without this expense limitation.

3Gross expense ratio is from the Fund’s prospectus dated July 29, 2013.

4You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

Review and Outlook

The extremely cold winter weather caused major disruptions in the flow of economic activity.  Additionally, there is uncertainty related to the events occurring in Ukraine.  Consequently, it may take several months to get a better handle on the underlying strength of the domestic economy.  GDP is projected to increase by 1.0% in the first quarter, below the 2.6% increase of the fourth quarter.  Other economic indicators have shown increases from January to March, so we are reasonably confident the slowdown was due to weather rather than some other factors causing the weakness in economic reports and that most of the loss in output should be recovered over the next two quarters.  Consumer confidence as measured by the Conference Board reached a six-year high in March which should speak well for future spending.

Employment is probably the main variable that affects consumer confidence.  Weekly initial claims for unemployment insurance, a harbinger of future employment, is at its lowest point since 2007 (4 week moving average) and the unemployment rate is currently 6.7% - still high but vastly better than the 7.8% at the beginning of 2013 and the 10% level reached in 2009.

Looking forward, we expect the disruptions of growth in the economy due to weather to recede and most of the loss in GDP should be recovered over the next couple of quarters.  We expect the data will give the Federal Reserve the confidence to continue to reduce the stimulus they have been providing, but they will be cautious.  Although there has been an uptick in the price of some commodities, inflation is currently well below their upper bound.  We remain optimistic, but corporate bonds and other spread products in fixed income aren’t pricing in much risk.  We will be watchful for changes in sentiment as geopolitical events and the removal of Federal Reserve accommodation are certain to cause some volatility.

We appreciate your support of the Crescent Funds and I invite any current or prospective shareholders to call or email me directly to discuss the Crescent Strategic Income Fund and our investment approach.

Sincerely,

John D. Wiseman
Greenwood Capital Associates, LLC
Advisor to the Crescent Funds

 The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Crescent Strategic Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the Barclays Capital U.S. Intermediate Gov't/Credit Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
March 31, 2014	Year	Inception	Date	Ratio*
Institutional Class Shares	0.14%	1.47%	12/15/11	1.66%
Barclays Capital U.S. Intermediate Gov't/Credit Index	-0.12%	1.84%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated July 29, 2013.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Crescent Strategic Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from December 27, 2011 (Date of Initial Public Investment) to March 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment ($9,600 after maximum sales load of 4.00%) and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the Barclays Capital U.S. Intermediate Gov't/Credit Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
March 31, 2014	Year	Inception	Date	Ratio*
Advisor Class Shares - No Sales Load	-0.32%	1.09%	12/27/11	1.90%
Advisor Class Shares - 4.00% Maximum Sales Load	-4.31%	-0.72%	12/27/11	1.90%
Barclays Capital U.S. Intermediate Gov't/Credit Index	-0.12%	1.84%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated July 29, 2013.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Crescent Strategic Income Fund

Schedule of Investments

As of March 31, 2014
		Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 86.70%
	American Express Credit Corp.	$400,000	2.125%	7/27/2018	$401,863
	Anheuser-Busch Cos. LLC	300,000	4.625%	2/1/2015	310,386
	AT&T, Inc.	300,000	5.800%	2/15/2019	346,406
	AT&T, Inc.	300,000	3.875%	8/15/2021	312,899
*	Bayer Corp.	300,000	7.125%	10/1/2015	326,108
	Branch Banking & Trust Co.	200,000	2.850%	4/1/2021	197,188
	Bunge Ltd Finance Corp.	300,000	5.350%	4/15/2014	300,432
	ConocoPhillips	25,000	5.200%	5/15/2018	28,176
	Corning, Inc.	200,000	6.625%	5/15/2019	239,370
	CR Bard, Inc.	600,000	2.875%	1/15/2016	621,128
	Diageo Capital PLC	180,000	4.850%	5/15/2018	198,660
	DIRECTV Holdings LLC	300,000	3.125%	2/15/2016	311,758
	Duke Energy Carolinas LLC	50,000	5.300%	10/1/2015	53,429
	Duke Energy Indiana, Inc.	125,000	6.050%	6/15/2016	138,526
	EI du Pont de Nemours & Co.	125,000	5.750%	3/15/2019	144,550
	Enbridge, Inc.	25,000	5.800%	6/15/2014	25,266
	FCB/SC Capital Trust I	25,000	8.250%	3/15/2028	24,906
	General Electric Capital Corp.	100,000	5.625%	5/1/2018	114,288
	Hubbell, Inc.	50,000	5.950%	6/1/2018	56,392
	JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	215,588
	JPMorgan Chase & Co.	250,000	5.125%	9/15/2014	255,255
	Kentucky Utilities Co.	250,000	3.250%	11/1/2020	256,235
*	MassMutual Global Funding II	250,000	2.300%	9/28/2015	255,978
*	Matson Navigation Co., Inc.	111,000	5.273%	7/29/2029	122,312
	McKesson Corp.	75,000	5.700%	3/1/2017	82,856
*	Metropolitan Life Global Funding I	175,000	3.125%	1/11/2016	182,270
*	New York Life Global Funding	200,000	1.650%	5/15/2017	202,567
	Nordstrom, Inc.	250,000	4.750%	5/1/2020	274,406
	Northern States Power Co.	250,000	5.250%	10/1/2018	283,245
	PepsiAmericas, Inc.	100,000	5.000%	5/15/2017	111,170
	PepsiCo, Inc.	350,000	3.125%	11/1/2020	356,965
	PNC Funding Corp.	300,000	2.700%	9/19/2016	311,810
	PPG Industries, Inc.	200,000	7.375%	6/1/2016	223,613
	Prudential Financial, Inc.	300,000	5.500%	3/15/2016	325,455
	Public Service Co. of Colorado	300,000	3.200%	11/15/2020	308,083
	SCANA Corp.	300,000	4.750%	5/15/2021	315,809
	Snap-on, Inc.	250,000	4.250%	1/15/2018	268,674
	Stryker Corp.	200,000	2.000%	9/30/2016	205,258
	TD Ameritrade Holding Corp.	235,000	4.150%	12/1/2014	240,756
	The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	142,723
	The Goldman Sachs Group, Inc.	200,000	6.150%	4/1/2018	228,638
	The Hillshire Brands Co.	300,000	4.100%	9/15/2020	308,012

					(Continued)

Crescent Strategic Income Fund

Schedule of Investments (continued)

As of March 31, 2014
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - (continued)
Thermo Fisher Scientific, Inc.	$200,000	2.250%	8/15/2016	$204,979
The Southern Co.	300,000	2.375%	9/15/2015	307,016
Wells Fargo & Co.	225,000	3.676%	6/15/2016	238,577
Wells Fargo & Co.	200,000	5.625%	12/11/2017	228,127
Western Massachusetts Electric Co.	250,000	5.100%	3/1/2020	267,599
Yum! Brands, Inc.	200,000	4.250%	9/15/2015	209,629
Zimmer Holdings, Inc.	125,000	4.625%	11/30/2019	138,502

Total Corporate Bonds (Cost $11,197,560)				11,223,838

FEDERAL AGENCY OBLIGATIONS - 2.55%
Freddie Mac REMICS, Series 3971	38,262	3.000%	12/15/2026	39,270
Fannie Mae REMICS, Series 142	29,369	3.500%	8/25/2029	30,680
Government National Mortgage Association,
Series 115	250,000	4.000%	9/20/2038	260,201

Total Federal Agency Obligations (Cost $347,481)				330,151

UNITED STATES TREASURY NOTE - 1.43%
United States Treasury Note	200,000	1.625%	11/15/2022	185,078

Total United States Treasury Note (Cost $189,203)				185,078

PREFERRED STOCKS - 4.93%	Shares	Dividend Rate

Consumer Discretionary - 0.55%
Comcast Corp.	3,000	5.000%		71,340
				71,340
Financials - 4.38%
BB&T Corp.	3,500	5.625%		78,365
JPMorgan Chase Capital XXIX	3,000	6.700%		76,920
Public Storage	3,000	6.500%		76,980
Raymond James Financial, Inc.	3,500	6.900%		91,350
The Bank of New York Mellon Corp.	3,500	5.200%		77,455
The Goldman Sachs Group, Inc.	3,500	6.125%		89,600
US Bancorp	3,500	5.150%		76,125
				566,795

Total Preferred Stocks (Cost $663,752)				638,135

COMMON STOCKS - 0.82%	Shares
Health Care - 0.38%
Johnson & Johnson	500			49,115
				49,115

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments (continued)

As of March 31, 2014
	Shares			Value (Note 1)

COMMON STOCKS - (Continued)

Telecommunications - 0.44%
Verizon Communications, Inc.	1,200			57,084
				57,084

Total Common Stocks (Cost $102,455)				106,199

EXCHANGE TRADED PRODUCTS - 1.27%
iShares Mortgage Real Estate Capped ETF	5,000			$61,300
SPDR Barclays High Yield Bond ETF	2,500			103,300

Exchange Traded Products (Cost $167,866)				164,600

SHORT-TERM INVESTMENT - 1.51%
§ Federated Prime Obligations Fund, 0.02%	195,793			195,793

Short-Term Investment (Cost $195,793)				195,793

Total Value of Investments (Cost $12,864,110) - 99.21%				$12,843,794

Other Assets Less Liabilities - 0.79%				102,197

Net Assets - 100.00%				$12,945,991

* Rule 144-A Security	The following acronyms are used in this portfolio:
§ Represents 7 day effective yield	PLC - Public Limited Company (British)
	LLC - Limited Liability Company

	Summary of Investments by Type
		% of Net
Sector		Assets	Value
Corporate Bonds		86.70%	$11,223,838
	Federal Agency Obligations	2.55%	330,151
	United States Treasury Note	1.43%	185,078
Preferred Stocks		4.93%	638,135
Health Care		0.38%	49,115
Telecommunications		0.44%	57,084
	Exchange Traded Products	1.27%	164,600
Short-Term Investment		1.51%	195,793
	Other Assets less Liabilities	0.79%	102,197
Total		100.00%	$12,945,991

See Notes to Financial Statements

Crescent Strategic Income Fund

Statement of Assets and Liabilities

As of March 31, 2014

Assets:
Investments, at value (cost $12,864,110)	$12,843,794
Receivables:
Fund shares sold	872
Dividends and interest	117,304
Prepaid expenses
Fund accounting fees	2,735
Administration fees	1,886
Compliance fees	500
Registration and filing fees	667

Total assets	12,967,758

Liabilities:
Distribution Payable	2,959
Accrued expenses
Professional fees	13,132
Advisory fees	2,232
Other operating expenses	1,001
Edgar filing fees	850
Custody fees	501
Securities pricing fees	350
Transfer agent fees	350
Distribution and service fees - Advisor Class Shares	292
Trustee fees and meeting expenses	100

Total liabilities	21,767

Net Assets	$12,945,991

Net Assets Consist of:
Paid in Interest	$12,948,617
Undistributed net investment income	26
Accumulated net realized gain on investments	17,664
Net unrealized depreciation on investments	(20,316)

Net Assets	$12,945,991

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,197,097
Net Assets	$11,968,103
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.00

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	97,958
Net Assets	$977,888
Net Asset Value and Redemption Price Per Share (a)	$9.98
Offering Price Per Share ($9.98 ÷ 96.00%)	$10.40
(a)	The fund charges a 1% redemption fee on redemptions made within 60 days of initial purchase.

See Notes to Financial Statements

Crescent Strategic Income Fund

Statement of Operations

For the Year ended March 31, 2014

Investment Income:
Interest	$225,861
Dividends	53,129

Total Investment Income	278,990

Expenses:
Advisory fees (note 2)	42,325
Fund accounting fees (note 2)	34,209
Transfer agent fees (note 2)	27,891
Administration fees (note 2)	24,008
Professional fees	13,000
Compliance service fees (note 2)	10,500
Trustee fees and meeting expenses	10,000
Other operating expenses	8,766
Securities pricing fees	7,922
Custody fees (note 2)	4,107
Legal fees	2,872
Registration and filing expenses	2,839
Distribution and service fees - Advisor Class Shares (note 3)	2,314
Registration and filing administration fees (note 2)	2,178

Total Expenses	192,931

Expenses reimbursed by advisor (note 2)	(39,456)
Advisory fees waived (note 2)	(42,325)

Net Expenses	111,150

Net Investment Income	167,840

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	49,449
Net change in unrealized depreciation on investments	(196,332)

Net Realized and Unrealized Loss on Investments	(146,883)

Net Increase in Net Assets Resulting from Operations	$20,957

See Notes to Financial Statements

Crescent Strategic Income Fund

Statements of Changes in Net Assets

For the Year ended March 31,			2014	2013

Operations:
Net investment income			$167,840	$123,248
Net realized gain from investment transactions			49,449	63,893
Net change in unrealized appreciation (depreciation) on investments			(196,332)	212,711
Net Increase in Net Assets Resulting from Operations			20,957	399,852
Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(157,940)	(116,973)
Advisor Class Shares			(10,566)	(7,269)
Capital Gains
Institutional Class Shares			(37,221)	(49,481)
Advisor Class Shares			(2,955)	(4,347)
Decrease in Net Assets Resulting from Distributions			(208,682)	(178,070)
Beneficial Interest Transactions:
Shares sold			2,927,607	4,697,570
Reinvested dividends and distributions			178,938	134,124
Shares repurchased			(1,917,852)	(2,614,138)
Increase from Beneficial Interest Transactions			1,188,693	2,217,556

Net Increase in Net Assets			1,000,968	2,439,338
Net Assets:
Beginning of Year			11,945,023	9,505,685
End of Year			$12,945,991	$11,945,023

Undistributed Net Investment Income			$26	$23

	Year Ended		Year Ended
Share Information:	March 31, 2014		March 31, 2013
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	272,523	$2,721,592	454,594	$4,577,965
Reinvested dividends and distributions	16,552	165,417	12,220	123,935
Shares repurchased	(174,757)	(1,746,428)	(234,109)	(2,374,473)
Net Increase	114,318	$1,140,581	232,705	$2,327,427
Outstanding, Beginning of Year	1,082,779	10,830,358	850,074	8,502,931
Outstanding, End of Year	1,197,097	$11,970,939	1,082,779	$10,830,358

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	20,607	$206,015	11,858	$119,605
Reinvested dividends and distributions	1,353	13,521	1,005	10,189
Shares repurchased	(17,114)	(171,424)	(23,737)	(239,665)
Net Increase (Decrease)	4,846	$48,112	(10,874)	$(109,871)
Outstanding, Beginning of Year	93,112	929,566	103,986	1,039,437
Outstanding, End of Year	97,958	$977,678	93,112	$929,566

See Notes to Financial Statements

Crescent Strategic Income Fund

Financial Highlights

For a share outstanding during the	Institutional Class Shares
fiscal year or period ended March 31,	2014	2013	2012 (f)

Net Asset Value, Beginning of Period	$10.16	$9.96	$10.00

Income (Loss) from Investment Operations
Net investment income	0.14	0.11	0.02
Net realized and unrealized gain (loss) on investment
transactions	(0.13)	0.24	(0.04)

Total from Investment Operations	0.01	0.35	(0.02)

Less Distributions:
Dividends (from net investment income)	(0.14)	(0.11)	(0.02)
Distributions (from capital gains)	(0.03)	(0.04)	-

Total Distributions	(0.17)	(0.15)	(0.02)

Net Asset Value, End of Period	$10.00	$10.16	$9.96

Total Return (c)(d)	0.14%	3.52%	(0.24)%	(b)

Net Assets, End of Period (in thousands)	$11,968	$10,999	$8,469

Average Net Assets for each Period (in thousands)	$11,170	$11,052	$4,002

Ratios of:
Gross Expenses to Average Net Assets (e)	1.58%	1.61%	4.40%	(a)
Net Expenses to Average Net Assets (e)	0.90%	0.90%	0.89%	(a)
Net Investment Income to Average Net Assets	1.41%	1.04%	0.85%	(a)

Portfolio turnover rate	28.98%	40.15%	10.14%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the
United States, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment)
to March 31, 2012.

See Notes to Financial Statements			(Continued)

Crescent Strategic Income Fund

Financial Highlights

For a share outstanding during the	Advisor Class Shares
fiscal year or period ended March 31,	2014	2013	2012 (f)

Net Asset Value, Beginning of Period	$10.16	$9.96	$10.00

Income (Loss) from Investment Operations
Net investment income	0.11	0.08	0.01
Net realized and unrealized gain (loss) on investment
transactions	(0.15)	0.23	(0.05)

Total from Investment Operations	(0.04)	0.31	(0.04)

Less Distributions:
Dividends (from net investment income)	(0.11)	(0.07)	0.00	(g)
Distributions (from capital gains)	(0.03)	(0.04)	-

Total Distributions	(0.14)	(0.11)	0.00	(g)

Net Asset Value, End of Period	$9.98	$10.16	$9.96

Total Return (c)(d)	(0.32)%	3.21%	(0.39)%	(b)

Net Assets, End of Period (in thousands)	$978	$946	$1,036

Average Net Assets for each Period (in thousands)	$926	$994	$1,145

Ratios of:
Gross Expenses to Average Net Assets (e)	1.83%	1.85%	3.79%	(a)
Net Expenses to Average Net Assets (e)	1.15%	1.15%	1.04%	(a)
Net Investment Income to Average Net Assets	1.15%	0.78%	0.31%	(a)

Portfolio turnover rate	28.98%	40.15%	10.14%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the
United States, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding during the period from December 27, 2011 (Date of Initial Public Investment)
to March 31, 2012.
(g) Actual amount is less than $0.01 per share.

See Notes to Financial Statements

Crescent Strategic Income Fund

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The Crescent Strategic Income Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The investment objective of the Fund is total return consistent with preservation of capital.  The Fund seeks to achieve its investment objective by investing at least 65% of the portfolio in bonds rated investment grade or better at all times by a nationally recognized securities rating organization or, if no rating exists, of equivalent quality in the determination of the Advisor.  Subject to the limitations of this restriction, the Fund is also permitted to invest in securities that are below investment-grade, including junk bonds.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an initial sales charge fee of 4.00%, redemption fees for certain redemptions within 60 days of the issuance of such shares of 1.00%, and distribution plan fees as described in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
All investments in securities are recorded at their estimated fair value, as described below (Fair Value Measurement).

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Fund's major categories of investments measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock, exchange traded products). Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements

Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in level 2.

Corporate bonds.  Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate, and maturity.  Most corporate bonds are categorized in level 2 of the fair value hierarchy. However, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government obligations (treasury notes). U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar obligations, broker quotes, yields, bids, offers, and reference data. Certain obligations are valued principally using dealer quotations. U.S. government obligations are categorized in level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

U.S. agency obligations (federal agency obligations). U.S. agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt obligations are generally valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to-be-announced (TBA) obligations and mortgage pass-through certificates. TBA obligations and mortgage pass-throughs are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these obligations are typically categorized in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2014 for the Fund’s assets measured at fair value:

Crescent Strategic Income Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$11,223,838	$-	$11,223,838	$-
Federal Agency Obligations	330,151	-	330,151	-
United States Treasury Note	185,078	-	185,078	-
Preferred Stocks	638,135	-	638,135	-
Common Stocks*	106,199	106,199	-	-
Exchange Traded Products	164,600	164,600	-	-
Short-Term Investment	195,793	195,793	-	-
Total Assets	$12,843,794	$466,592	$12,377,202	$-

(a)	Transfers into and out of the Fund occur at the end of each period. The Fund had no transfers into or out of Level 1, 2, or 3 during the year ended March 31, 2014.
*	Refer to the Schedule of Investments for industry classification.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

  (Continued)

Crescent Strategic Income Fund

Notes to Financial Statements

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), monthly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.35% of the Fund’s average daily net assets.  For the year ended March 31, 2014, $42,325 in advisory fees were incurred and waived by the Advisor.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% of the average daily net assets of the Fund for the current fiscal year.  Additionally, the Advisor reimbursed the Fund for $39,456 of the expenses incurred.  The current term of the Expense Limitation Agreement remains in effect until the last day of July 2014.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

  (Continued)

Crescent Strategic Income Fund

Notes to Financial Statements

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
Over $1 billion	0.040%

The Fund paid $24,008 of administration fees for the fiscal year ended March 31, 2014.

Compliance Services
Nottingham Compliance Services, LLC, a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.

In January 2014, Cipperman Compliance Services, LLC assumed providing services as the Trust’s Chief Compliance Officer.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 for each additional class.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Advisor Class Shares may incur certain expenses, which may not exceed 0.25% per annum of the Advisor Class Shares’ average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Advisor Class or support servicing of shareholder accounts.  For the year ended March 31, 2014, $2,314 in fees were incurred by the Advisor Class Shares.

4.	Purchases and Sales of Investment Securities

For the year ended March 31, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

  (Continued)

Crescent Strategic Income Fund

Notes to Financial Statements

Year Ended	Purchases of Securities	Proceeds from Sales of Securities
March 31, 2014	$4,389,677	$3,365,950

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

The Fund has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of March 31, 2014, open taxable years consisted of the taxable year / period ended March 31, 2012 through March 31, 2014. No examination of the Fund’s tax returns is currently in progress.

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of paydown gains (losses).  For the period ended March 31, 2014, there was a reclassification that decreased capital gains and increased net investment income by $669, respectively.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	March 31, 2014	March 31, 2013
Ordinary Income	$ 182,050	$130,002
Long-term capital gain	26,632	48,068

At March 31, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$12,864,110

Unrealized Appreciation	$114,958
Unrealized Depreciation	(135,274)
Net Unrealized Appreciation (Depreciation)	(20,316)
Accumulated Net Investment Income	516
Other Book/Tax Differences	17,174

Distributable Earnings	$(2,626)

6.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Financial Services—Investment Companies. ASU 2013-08 provides clarifying guidance to determine if an entity qualifies as an investment company. ASU 2013-08 also requires an investment company to measure non-controlling interests in other investment companies at fair value.  The requirements of ASU 2013-08 are effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. It is not expected that ASU 2013-08 will have an impact on financial statement disclosures.

  (Continued)

Crescent Strategic Income Fund

Notes to Financial Statements

8.  Subsequent Events

Accounting principles generally accepted in the United States of America require the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

On April 30, 2014, the Fund paid the following per share net investment income distributions related to the period ended April 30, 2014:

	Institutional Class Shares	Advisor Class Shares
Net Investment Income per share	$0.010241	$0.008083

REPORT OF INDEPENDENT  REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders  of Crescent  Strategic Income Fund and the Board of Trustees of Starboard Investment Trust

We have audited the accompanying statement  of assets and liabilities  of the Crescent Strategic Income Fund (the "Fund"), a series of shares of beneficial  interest in the Starboard Investment Trust, including the schedule of investments, as of March 31, 2014, the related statement  of operations for the year then ended, and the statements of changes in net assets and financial  highlights for each of the years in the two-year period then enSded.  These financial  statements  and financial highlights  are the responsibility  of the Fund’s management.   Our responsibility  is to express an opinion  on these financial statements  and financial  highlights  based on our audits.   The financial highlights for each of the periods presented in the period ended March 31, 2012  have been audited  by other auditors, whose report dated May 25, 2012,  expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting  Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial  statements and financial  highlights are free of material misstatement.   An audit  includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation  of securities owned as of March 31, 2014  by correspondence with the custodian. An audit  also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial  statement  presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial  position  of the Crescent Strategic Income Fund as of March 31, 2014,  and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
May 28, 2014

Crescent Strategic Income Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended March 31, 2014.

During the fiscal year, the Fund paid a long-term capital gain distribution of $26,632.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

Crescent Strategic Income Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,013.70	$4.52
	$1,000.00	$1,020.45	$4.53
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Advisor Class Shares	Beginning Account Value October 1, 2013	Ending Account Value March, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,009.30	$5.76
	$1,000.00	$1,019.20	$5.79
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.	Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $2,000 during the fiscal year ended March 31, 2014 from the Fund for their services to the Fund and Trust.

  (Continued)

Crescent Strategic Income Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jack E. Brinson Age: 81	Independent Trustee	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	23
Independent Trustee of Brown Capital Management Mutual Funds for its three series, Gardner Lewis Investment Trust for its two series, Hillman Capital Management Investment Trust for its one series, and  Centaur Mutual Funds Trust for its one series (all registered investment companies); previously, Independent Trustee of de Leon Funds Trust for its one series from 2000 to 2005, Giordano Investment Trust for its one series during 2011, and New Providence Investment Trust for its one series from inception until 2011 (all registered investment companies).

Michael G. Mosley Age: 61	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	23	None.
Theo H. Pitt, Jr. Age: 78	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	23
Independent Trustee of Gardner Lewis Investment Trust for its two series, Hanna Investment Trust for its one series, Hillman Capital Management Investment Trust for its one series, and World Funds Trust for its one series (all registered investment companies); previously, Independent Trustee of NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Centaur Mutual Funds Trust for its one series from 2004 to 2009 (all registered investment companies).

(Continued)

Crescent Strategic Income Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James H. Speed, Jr. Age: 61	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	23
Independent Trustee of the following Brown Capital Management Mutual Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Centaur Mutual Funds Trust for its one series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 54	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	23	None.
Other Officers
J. Philip Bell Age: 60 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	President (Crescent Funds)	Since 10/11	President and Chief Compliance Officer of Greenwood Capital Associates, LLC (advisor to the Crescent Funds) since 1985.	n/a	n/a
Walter B. Todd III Age: 42 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	Treasurer (Crescent Funds)	Since 7/13	Chief Investment Officer of Greenwood Capital Associates, LLC (advisor to the Crescent Funds) since 2002.	n/a	n/a
Katherine M. Honey Age: 40	Secretary	Since 10/13	EVP of The Nottingham Company since 2008.	n/a	n/a
Martin W. Dziura Age: 54	Chief Compliance Officer	Since 1/14	Managing Director for Cipperman Compliance Services, LLC	n/a	n/a

Crescent Strategic Income Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Greenwood Capital Associates, LLC
116 South Franklin Street	Greenwood Building, 5th Floor
Post Office Drawer 4365	Post Office Box 3181
Rocky Mount, North Carolina 27803	Greenwood, South Carolina 29648

Toll-Free Telephone:	Toll-Free Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

As of the date of this report, March 31, 2014, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant’s independent accountant, BBD, LLP for March 31, 2013 and March 31, 2014 (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

Fund	2013	2014
Crescent Large Cap Macro Fund	$11,00	$11,250
Crescent Mid Cap Macro Fund	n/a	n/a
Crescent Strategic Income Fund	$11,00	$11,250

(b)	Audit-Related Fees – There were no additional fees billed in the fiscal years ended March 31, 2013 and March 31, 2014 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2013	2014
Crescent Large Cap Macro Fund	$2,000	$2,000
Crescent Mid Cap Macro Fund	n/a	n/a
Crescent Strategic Income Fund	$2,000	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal year.

(e)(1)	The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended March 31, 2013 and March 31, 2014 were $4,000 and $4,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The Principal Executive Officer(s) and the Principal Financial Officer(s) have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ J. Philip Bell
Date: June 2, 2014	J. Philip Bell President and Principal Executive Officer The Crescent Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ J. Philip Bell
Date: June 2, 2014	J. Philip Bell President and Principal Executive Officer The Crescent Funds

By: (Signature and Title)	/s/Walter B. Todd, III
Date: June 2, 2014	Walter B. Todd, III Treasurer and Principal Financial Officer The Crescent Funds